Leases (Tables)	12 Months Ended
Dec. 31, 2018
Minimum Aggregate Rental Commitments	The minimum aggregate rental commitments as of December 31, 2018 were as follows:

($ in thousands)
2019	$230
2020	218
2021	224
2022	229
2023	235
All future years	529

Aggregate total	$1,665